OTHER LIABILITIES - Contract Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Maintenance and power warranty programs
Movement in contract liabilities [Roll Forward]
At December 31, 2022	€ 239,879	€ 218,982
Additional amounts arising during the period	112,362	100,710
Amounts recognized within revenue	(89,617)	(79,593)
Other changes	20	(220)
At December 31, 2023	262,644	239,879
Advances from customers
Movement in contract liabilities [Roll Forward]
At December 31, 2022	446,394	236,516
Additional amounts arising during the period	990,468	761,714
Amounts recognized within revenue	(925,406)	(551,885)
Other changes	(831)	49
At December 31, 2023	€ 510,625	€ 446,394